RESTRICTED NET ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted net assets	$ 76,482,066	$ 51,505,234
VIEs [Member]
Restricted net assets	48,996,677	24,082,542
PRC subsidiaries [Member]
Restricted net assets	$ 27,485,389	$ 27,422,692